TRADE PAYABLES - AGING ANALYSIS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)
Disclosure of aging analysis of trade payables [line items]
Trade payables	¥ 1,538,098	$ 220,934		¥ 1,440,834
Less than 1 year [member]
Disclosure of aging analysis of trade payables [line items]
Trade payables	1,424,775			1,233,902
Over 1 year but within 2 years [member]
Disclosure of aging analysis of trade payables [line items]
Trade payables	61,371			114,480
Over 2 years but within 3 years [member]
Disclosure of aging analysis of trade payables [line items]
Trade payables	16,726			46,383
Over 3 years [member]
Disclosure of aging analysis of trade payables [line items]
Trade payables	¥ 35,226			¥ 46,069

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.